Subsequent Events (Details) - USD ($)	1 Months Ended					12 Months Ended
	Sep. 30, 2023	Sep. 28, 2023	Sep. 18, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Sep. 01, 2023	Jun. 30, 2022
Subsequent Events (Details) [Line Items]
Aggregate share (in Shares)						250,000
Purchase of preferred stock						$ 9,250,000
Aggregate amount						250,000
principal amount						112,298.1
Cash bonus						$ 2,500,000
Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate share (in Shares)						9,250,000
Preferred Stock, Shares Issued (in Shares)						5,000,000		5,000,000
Cash bonus						$ 500,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate amount					$ 112,298.1
Forecast [Member]
Subsequent Events (Details) [Line Items]
Aggregate share (in Shares)			10,642,569
Aggregate amount	$ 112,298.1			$ 112,298.1
principal amount		$ 300,000
interest rate		12.00%
Dr. Cheng Liu [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Cash bonus							$ 180,000
Jiandong (Peter) Xu [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Cash bonus							180,000
Qian (Vicky) Yang [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Cash bonus							$ 100,000
Estrella’s [Member] | Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares)						500,000
White Lion [Member] | Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares)						500,000
Aggregate amount						$ 250,000